Equity (Details) - Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan [Abstract]
Balance at beginning	$ 16,438,373	$ 6,063,086
Additions and recognized in profit or loss	6,459,251	10,375,287
Balance at ending	$ 22,897,624	$ 16,438,373